Government Grants	12 Months Ended
Dec. 31, 2020
Deferred Revenue Disclosure [Abstract]
Government Grants	Government Grants

	December 31, 2020	December 31, 2019
	(in thousands)
Received	$3,539	$3,539
Less accumulated amortization	(2,881)	(2,836)
Foreign exchange translation adjustment	228	155
Total government grants	886	858
Less current portion	(48)	(45)
Non-current government grants	$838	$813

    Grants received may be refundable in full if certain events occur. Such events, as set out in the related grant agreements, include sale of the related asset, liquidation of the Company or failure to comply with other conditions of the grant agreements. No loss contingency has been recognized as the likelihood of such events arising has been assessed as remote. Government grants amortized to the profit and loss account amounted to $45,000 for the year ended December 31, 2020 (December 31, 2019: $44,000). As at December 31, 2020 the Company had $6.0 million (December 31, 2019: $3.1 million) in restricted retained earnings, pursuant to the terms of grant agreements.